Schedule of Investments - Virtus Seix Senior Loan ETF

April 30, 2024 (unaudited)

Security Description	Principal	Value

TERM LOANS – 96.4%

Basic Materials – 6.3%
Arsenal AIC Parent LLC, 9.07%, (1-Month SOFR + 3.75%), 08/19/30(1)	$845,755	$853,156
Chemours Co. (The), 8.82%, (1-Month SOFR + 3.50%), 08/10/28(1)	748,120	748,823
Consolidated Energy Finance SA, 9.82%, (1-Month SOFR + 4.50%), 11/07/30(1)	565,000	548,050
Domtar Corp., 10.93%, (1-Month SOFR + 5.61%), 11/30/28(1)	1,119,927	1,096,364
INEOS US Finance LLC, 8.92%, (1-Month SOFR + 3.60%), 02/18/30(1)	992,500	996,222
INEOS US Petrochem LLC, 9.67%, (1-Month SOFR + 4.35%), 03/31/29(1)	225,000	224,859
LSF11 A5 Holdco LLC, 9.67%, (1-Month SOFR + 4.35%), 10/15/28(1)	496,250	498,235
Manchester Acquisition Sub LLC, 11.24%, (3-Month SOFR + 5.90%), 12/01/26(1)	968,470	913,993
Mativ Holdings, Inc., 9.18%, (1-Month SOFR + 3.86%), 04/20/28(1)	482,624	482,624
Trinseo Materials Operating SCA, 8.10%, (3-Month SOFR + 2.76%), 05/03/28(1)	497,442	347,613
Tronox Finance LLC, 8.82%, (1-Month SOFR + 3.50%), 08/16/28(1)	453,941	455,716
Vantage Specialty Chemicals, Inc., 10.07%, (1-Month SOFR + 4.75%), 10/26/26(1)	750,000	740,940
Total Basic Materials		7,906,595

Communications – 15.2%
Altice Financing SA, 10.33%, (3-Month SOFR + 5.00%), 10/28/27(1)	645,101	587,580
Altice France SA, 10.83%, (3-Month SOFR + 5.50%), 08/15/28(1)	1,824,751	1,375,981
Cengage Learning, Inc., 9.57%, (1-Month SOFR + 4.25%), 03/18/31(1)	510,000	511,640
Ciena Corp., 7.32%, (1-Month SOFR + 2.00%), 10/24/30(1)	497,500	499,677
Cogeco Communications USA II LP, 8.57%, (1-Month SOFR + 3.25%), 09/18/30(1)	1,500,000	1,465,710
Connect Finco SARL, 9.83%, (1-Month SOFR + 4.50%), 09/27/29(1)	1,542,700	1,499,635
Crown Subsea Communications Holding, Inc., 10.08%, (3-Month SOFR + 4.75%), 01/26/31(1)	600,000	605,625
CSC Holdings LLC, 7.94%, (1-Month SOFR + 2.50%), 04/15/27(1)	99,481	84,163
CSC Holdings LLC, 9.82%, (1-Month SOFR + 4.50%), 01/18/28(1)	1,092,210	1,056,904
Digital Media Solutions LLC, 13.59%, (1-Month SOFR + 8.00%), 02/25/26(1)	76,915	78,358
Digital Media Solutions LLC, 16.57%, (1-Month SOFR + 16.00%), 05/25/26(1)	471,470	149,575
LendingTree LLC, 9.18%, (1-Month SOFR + 3.86%), 09/15/28(1)	1,184,971	1,157,125
Lorca Co.-Borrower LLC, 0.00%, (SOFR + 0.00%), 01/01/40(2)	255,000	256,913
Lumen Technologies, Inc., 0.00%, (SOFR + 0.00%), 03/15/27(2)	263,500	194,113
Lumen Technologies, Inc., 7.78%, (1-Month SOFR + 2.46%), 04/15/29(1)	419,890	304,840
Lumen Technologies, Inc., 7.78%, (1-Month SOFR + 2.46%), 04/15/30(1)	419,890	296,548
Magnite, Inc., 9.60%, (3-Month SOFR + 4.50%), 02/06/31(1)	58,904	59,180
Magnite, Inc., 9.79%, (3-Month SOFR + 4.50%), 02/06/31(1)	58,904	59,180
Magnite, Inc., 9.82%, (1-Month SOFR + 4.50%), 02/06/31(1)	312,192	313,656
MH Sub I LLC, 9.57%, (1-Month SOFR + 4.25%), 05/03/28(1)	386,527	385,736
Patagonia Holdco LLC, 11.06%, (3-Month SOFR + 5.75%), 08/01/29(1)	288,361	268,175
Radiate Holdco LLC, 8.68%, (1-Month SOFR + 3.36%), 09/25/26(1)	536,524	433,764
Sinclair Television Group, Inc., 8.09%, (3-Month SOFR + 2.76%), 09/30/26(1)	846,743	789,482
Sinclair Television Group, Inc., 8.59%, (3-Month SOFR + 3.26%), 04/01/28(1)	310,719	245,103
StubHub Holdco Sub LLC, 10.07%, (1-Month SOFR + 4.75%), 03/12/30(1)	130,000	130,284
Summer BC Holdco B SARL, 10.57%, (3-Month SOFR + 5.26%), 02/15/29(1)	932,634	938,463
Thryv, Inc., 0.00%, (SOFR + 0.00%), 04/26/29(2)	140,000	140,875
United Talent Agency LLC, 0.00%, (SOFR + 0.00%), 07/07/28(2)	750,000	750,000
Venga Finance Sarl, 10.35%, (3-Month SOFR + 5.01%), 06/28/29(1)	1,485,726	1,487,984
Virgin Media Bristol LLC, 8.66%, (6-Month SOFR + 3.35%), 03/31/31(1)	900,000	885,564
Zacapa SARL, 9.31%, (3-Month SOFR + 4.00%), 03/22/29(1)	1,570,392	1,570,824
Ziggo Financing Partnership, 0.00%, (SOFR + 0.00%), 04/30/28(2)	420,000	415,071
Total Communications		18,997,728

Consumer, Cyclical – 10.1%
AAdvantage Loyalty IP Ltd., 10.34%, (3-Month SOFR + 5.01%), 04/20/28(1)	1,524,444	1,587,488
ABG Intermediate Holdings 2 LLC, 8.92%, (1-Month SOFR + 3.60%), 12/21/28(1)	763,382	768,203
Allen Media LLC, 10.96%, (3-Month SOFR + 5.65%), 02/10/27(1)	691,764	621,723
American Greetings Corp., 0.00%, (SOFR + 0.00%), 01/01/30(2)	295,000	293,711
Cedar Fair LP, 0.00%, (SOFR + 0.00%), 04/18/31(2)	160,000	160,200
Fitness International LLC, 10.57%, (1-Month SOFR + 5.25%), 02/05/29(1)	1,625	1,609
Fitness International LLC, 10.58%, (3-Month SOFR + 5.25%), 02/12/29(1)	328,375	325,091
Flutter Financing BV, 7.56%, (3-Month SOFR + 2.25%), 11/25/30(1)	448,875	450,237
Foundation Building Materials, Inc., 9.32%, (1-Month SOFR + 4.00%), 01/29/31(1)	875	882
Foundation Building Materials, Inc., 9.33%, (3-Month SOFR + 4.00%), 01/29/31(1)	349,125	352,044
Golden Entertainment, Inc., 8.17%, (1-Month SOFR + 2.85%), 05/22/30(1)	694,750	696,487
Installed Building Products, Inc., 7.32%, (1-Month SOFR + 2.00%), 03/28/31(1)	500,000	502,423
Light & Wonder International, Inc., 8.07%, (1-Month SOFR + 2.75%), 04/14/29(1)	1,000,000	1,003,470
Marriott Ownership Resorts, Inc., 7.57%, (1-Month SOFR + 2.25%), 03/14/31(1)	380,000	380,475
Mileage Plus Holdings LLC, 10.73%, (3-Month SOFR + 5.40%), 06/21/27(1)	1,162,353	1,194,800
Ontario Gaming GTA LP, 9.56%, (3-Month SOFR + 4.25%), 08/01/30(1)	349,125	351,452
Oravel Stays Singapore Pte Ltd., 13.84%, (3-Month SOFR + 8.51%), 06/23/26(1)	618,923	619,437
Playa Resorts Holding BV, 8.57%, (1-Month SOFR + 3.25%), 01/05/29(1)	1,481,250	1,489,160
Recess Holdings, Inc., 9.84%, (3-Month SOFR + 4.50%), 02/14/30(1)	250,000	251,172
Station Casinos LLC, 0.00%, (SOFR + 0.00%), 03/14/31(2)	900,000	901,165
Station Casinos LLC, 7.57%, (1-Month SOFR + 2.25%), 03/14/31(1)	100,000	100,130
Windsor Holdings III LLC, 9.32%, (1-Month SOFR + 4.00%), 08/01/30(1)	586,504	592,296
Total Consumer, Cyclical		12,643,655

Schedule of Investments - Virtus Seix Senior Loan ETF (continued)

April 30, 2024 (unaudited)

Security Description	Principal	Value

TERM LOANS (continued)

Consumer, Non-cyclical – 12.6%
AHP Health Partners, Inc., 8.93%, (1-Month SOFR + 3.61%), 08/24/28(1)	$975,000	$978,963
APX Group, Inc., 8.34%, (3-Month SOFR + 3.01%), 07/10/28(1)	458,515	459,725
APX Group, Inc., 10.25%, (3-Month SOFR + 1.75%), 07/10/28(1)	1,485	1,489
ASP Dream Acquisition Co. LLC, 9.42%, (1-Month SOFR + 4.10%), 12/15/28(1)	134,656	134,993
Aspire Bakeries Holdings LLC, 9.57%, (1-Month SOFR + 4.25%), 12/23/30(1)	240,000	239,132
Catalent Pharma Solutions, Inc., 8.32%, (1-Month SOFR + 3.00%), 02/22/28(1)	500,000	502,813
DaVita, Inc., 0.00%, (SOFR + 0.00%), 01/01/40(2)	520,000	517,644
Employbridge LLC, 10.05%, (3-Month SOFR + 4.75%), 07/19/28(1)	485,000	396,184
Employbridge LLC, 10.32%, (3-Month SOFR + 5.01%), 07/19/28(1)	2,500	2,042
Fortrea Holdings, Inc., 9.07%, (1-Month SOFR + 3.75%), 07/01/30(1)	993,495	999,526
Fugue Finance LLC, 9.34%, (3-Month SOFR + 4.00%), 01/31/28(1)	742,500	746,539
Fugue Finance LLC, 9.07%, (1-Month SOFR + 3.75%), 02/26/31(1)	160,000	160,850
Indivior Finance Sarl, 0.00%, (SOFR + 0.00%), 06/30/26(2)	1,000,000	1,000,000
Indivior Finance Sarl, 10.68%, (1-Month SOFR + 5.36%), 06/30/26(1)	486,250	486,250
Mister Car Wash Holdings, Inc., 8.32%, (1-Month SOFR + 3.00%), 03/21/31(1)	340,000	341,170
MPH Acquisition Holdings LLC, 9.85%, (3-Month SOFR + 4.51%), 09/01/28(1)	431,250	400,670
National Mentor Holdings, Inc., 9.16%, (3-Month SOFR + 3.85%), 03/02/28(1)	76,204	69,719
National Mentor Holdings, Inc., 9.17%, (1-Month SOFR + 3.85%), 03/02/28(1)	314,517	287,749
Neptune Bidco US, Inc., 10.16%, (3-Month SOFR + 4.85%), 10/11/28(1)	129,673	121,487
Neptune Bidco US, Inc., 10.41%, (3-Month SOFR + 5.10%), 04/11/29(1)	747,484	703,622
OMNIA Partners LLC, 9.07%, (3-Month SOFR + 3.75%), 07/25/30(1)	498,750	502,241
Organon & Co., 8.43%, (1-Month SOFR + 3.11%), 06/02/28(1)	1,000,000	1,006,720
PetIQ Holdings LLC, 9.68%, (6-Month SOFR + 4.36%), 04/13/28(1)	1,296,667	1,286,942
Primary Products Finance LLC, 8.95%, (3-Month SOFR + 3.65%), 04/02/29(1)	379,981	380,536
Sabre GLBL, Inc., 10.42%, (1-Month SOFR + 5.10%), 06/30/28(1)	930,783	821,751
Signal Parent, Inc., 8.92%, (1-Month SOFR + 3.60%), 04/03/28(1)	458,719	418,352
Star Parent, Inc., 9.31%, (3-Month SOFR + 4.00%), 09/27/30(1)	1,250,000	1,251,175
Triton Water Holdings, Inc., 9.30%, (3-Month SOFR + 4.00%), 03/31/28(1)	474,238	475,660
TTF Holdings LLC, 9.43%, (1-Month SOFR + 4.11%), 03/31/28(1)	871,713	874,982
Whole Earth Brands, Inc., 9.80%, (3-Month SOFR + 4.50%), 02/05/28(1)	239,383	239,383
Total Consumer, Non-cyclical		15,808,309

Diversified – 1.1%
Belfor Holdings, Inc., 9.07%, (1-Month SOFR + 3.75%), 11/01/30(1)	939,271	943,385
Clue Opco LLC, 9.83%, (3-Month SOFR + 4.50%), 12/19/30(1)	443,822	433,144
Total Diversified		1,376,529

Energy – 7.9%
AL NGPL Holdings LLC, 8.56%, (3-Month SOFR + 3.25%), 04/13/28(1)	695,135	698,697
Brazos Delaware II LLC, 8.82%, (1-Month SOFR + 3.50%), 02/11/30(1)	472,292	473,997
GIP III Stetson I LP, 9.67%, (1-Month SOFR + 4.35%), 10/31/28(1)	1,506,678	1,515,311
New Fortress Energy, Inc., 0.00%, (SOFR + 0.00%), 10/30/28(2)	498,750	502,179
New Fortress Energy, Inc., 10.33%, (3-Month SOFR + 5.00%), 10/30/28(1)	1,496,250	1,506,537
Oxbow Carbon LLC, 9.41%, (3-Month SOFR + 4.10%), 05/10/30(1)	616,242	619,323
Oxbow Carbon LLC, 9.42%, (1-Month SOFR + 4.10%), 05/10/30(1)	625,627	628,755
Par Petroleum LLC, 9.05%, (3-Month SOFR + 3.75%), 02/28/30(1)	940,500	944,906
Prairie ECI Acquiror LP, 10.07%, (1-Month SOFR + 4.75%), 08/01/29(1)	1,020,000	1,022,423
WaterBridge Midstream Operating LLC, 11.34%, (3-Month SOFR + 6.01%), 06/18/26(1)	283,696	284,985
WaterBridge Midstream Operating LLC, 11.34%, (3-Month SOFR + 6.01%), 06/22/26(1)	1,691,098	1,698,784
Total Energy		9,895,897

Financials – 12.4%
Acrisure LLC, 9.82%, (1-Month SOFR + 4.50%), 11/06/30(1)	498,750	501,558
Altisource Sarl, 14.16%, (3-Month SOFR + 8.85%), 04/30/25(1)	458,284	265,090
Aragorn Parent Corp., 9.57%, (1-Month SOFR + 4.25%), 12/15/28(1)	159,600	160,637
Aretec Group, Inc., 9.92%, (1-Month SOFR + 4.60%), 08/09/30(1)	994,987	1,001,380
AssuredPartners, Inc., 8.82%, (1-Month SOFR + 3.50%), 02/13/27(1)	205,000	206,130
Asurion LLC, 9.67%, (1-Month SOFR + 4.35%), 08/21/28(1)	992,481	970,463
Asurion LLC, 10.68%, (1-Month SOFR + 5.36%), 01/20/29(1)	750,000	678,281
Blackhawk Network Holdings, Inc., 10.32%, (1-Month SOFR + 5.00%), 03/12/29(1)	320,000	321,715
Citadel Securities LP, 7.57%, (1-Month SOFR + 2.25%), 07/29/30(1)	1,107,281	1,110,746
CTC Holdings LP, 10.48%, (3-Month SOFR + 5.15%), 02/20/29(1)	995,557	993,068
DRW Holdings LLC, 9.18%, (1-Month SOFR + 3.86%), 03/01/28(1)	1,033,287	1,033,613
FB Income Advisor LLC, 0.00%, (SOFR + 0.00%), 04/18/31(2)	520,000	520,325
FinCo I LLC, 8.33%, (3-Month SOFR + 3.00%), 06/27/29(1)	595,500	598,052
Guardian US Holdco LLC, 8.81%, (3-Month SOFR + 3.50%), 01/31/30(1)	744,009	747,357
Hightower Holding LLC, 9.59%, (3-Month SOFR + 4.26%), 04/21/28(1)	1,284,182	1,292,214
Mermaid Bidco, Inc., 9.58%, (3-Month SOFR + 4.25%), 12/22/27(1)	496,250	498,421
Nexus Buyer LLC, 9.82%, (1-Month SOFR + 4.50%), 12/11/28(1)	750,000	747,499
Nuvei Technologies Corp., 8.42%, (1-Month SOFR + 3.00%), 12/19/30(1)	483,788	485,299
Osaic Holdings, Inc., 0.00%, (SOFR + 0.00%), 08/17/28(2)	345,000	347,508
Russell Investments US Institutional Holdco, Inc., 0.00%, (SOFR + 0.00%), 05/30/25(2)	1,369,422	1,297,699
Russell Investments US Institutional Holdco, Inc., 0.00%, (SOFR + 0.00%), 05/30/27(2)	500,000	455,000

Schedule of Investments - Virtus Seix Senior Loan ETF (continued)

April 30, 2024 (unaudited)

Security Description	Principal	Value

TERM LOANS (continued)

Financials (continued)
SK Neptune Husky Finance Sarl, 10.43%, (6-Month SOFR + 5.25%), 01/03/29(1)	$862,908	$16,361
Superannuation & Investments US LLC, 9.18%, (1-Month SOFR + 3.86%), 12/01/28(1)	478,776	480,719
Truist Insurance Holdings LLC, 0.00%, (1-Month SOFR + 3.25%), 03/24/31(1)	275,000	275,903
Truist Insurance Holdings LLC, 0.00%, (1-Month SOFR + 4.85%), 03/08/32(1)	35,000	35,356
Truist Insurance Holdings LLC, 0.00%, (SOFR + 0.00%), 03/08/32(2)	445,000	449,521
Total Financials		15,489,915

Industrials – 16.4%
AECOM, 0.00%, (SOFR + 0.00%), 04/17/31(2)	275,000	276,603
ASP LS Acquisition Corp., 10.07%, (3-Month SOFR + 4.76%), 05/07/28(1)	296,203	278,430
ASP LS Acquisition Corp., 13.07%, (3-Month SOFR + 7.76%), 05/07/29(1)	800,000	670,000
Barnes Group, Inc., 7.83%, (1-Month SOFR + 2.50%), 09/03/30(1)	1,292,253	1,297,099
Cobham Ultra SeniorCo Sarl, 9.01%, (6-Month SOFR + 3.93%), 08/06/29(1)	1,198,031	1,176,694
CPM Holdings, Inc., 9.83%, (1-Month SOFR + 4.50%), 09/28/28(1)	244,388	245,367
Creation Technologies, Inc., 11.07%, (3-Month SOFR + 5.76%), 10/05/28(1)	1,347,438	1,276,698
Dynasty Acquisition Co., Inc., 8.82%, (1-Month SOFR + 3.50%), 08/24/28(1)	1,079,697	1,086,078
Foley Products Co. LLC, 10.21%, (3-Month SOFR + 4.90%), 12/29/28(1)	509,340	511,779
Genesee & Wyoming, Inc., 0.00%, (SOFR + 0.00%), 05/31/31(2)	325,000	325,483
Hyperion Materials & Technologies, Inc., 9.93%, (1-Month SOFR + 4.61%), 08/30/28(1)	230,003	224,900
Hyperion Materials & Technologies, Inc., 10.10%, (3-Month SOFR + 4.76%), 08/30/28(1)	268,722	262,760
Innio North America Holding, Inc., 9.58%, (3-Month SOFR + 4.25%), 10/31/28(1)	723,188	728,839
Innio North America Holding, Inc., 9.58%, (1-Month SOFR + 4.25%), 11/02/28(1)	1,813	1,827
Kloeckner Pentaplast of America, Inc., 10.27%, (6-Month SOFR + 4.98%), 02/04/26(1)	289,810	262,762
LC Ahab US Bidco LLC, 0.00%, (SOFR + 0.00%), 04/14/31(2)	240,000	240,000
LSF11 Trinity Bidco, Inc., 9.32%, (1-Month SOFR + 4.00%), 06/14/30(1)	978,298	985,029
Oscar Acquisitionco LLC, 9.90%, (3-Month SOFR + 4.60%), 04/29/29(1)	1,927,715	1,939,011
Pelican Products, Inc., 9.81%, (3-Month SOFR + 4.51%), 12/29/28(1)	938,357	870,720
Pregis TopCo LLC, 9.07%, (1-Month SOFR + 3.75%), 07/24/26(1)	498,698	500,997
Quikrete Holdings, Inc., 7.82%, (1-Month SOFR + 2.50%), 03/25/31(1)	753,016	754,360
Rand Parent LLC, 9.56%, (3-Month SOFR + 4.25%), 03/18/30(1)	1,584,497	1,594,504
Smyrna Ready Mix Concrete LLC, 8.82%, (1-Month SOFR + 3.50%), 04/02/29(1)	967,616	972,454
Standard Aero Ltd., 8.82%, (1-Month SOFR + 3.50%), 08/24/28(1)	416,303	418,764
TransDigm, Inc., 8.06%, (3-Month SOFR + 2.75%), 03/15/30(1)	290,000	291,576
TRC Cos LLC, 0.00%, (SOFR + 0.00%), 12/08/28(2)	425,000	424,337
Trident TPI Holdings, Inc., 9.30%, (3-Month SOFR + 4.00%), 09/15/28(1)	496,250	497,731
Trulite Glass & Aluminum Solutions LLC, 11.33%, (1-Month SOFR + 6.00%), 03/01/30(1)	1,040,000	1,038,700
TTM Technologies, Inc., 8.08%, (1-Month SOFR + 2.75%), 05/23/30(1)	595,500	596,617
VM Consolidated, Inc., 8.07%, (1-Month SOFR + 2.75%), 03/24/28(1)	722,680	726,203
Total Industrials		20,476,322

Technology – 11.6%
Adeia, Inc., 8.93%, (1-Month SOFR + 3.61%), 06/08/28(1)	308,316	310,533
Ahead DB Holdings LLC, 0.00%, (SOFR + 0.00%), 10/18/27(2)	1,500,000	1,505,160
Amentum Government Services Holdings LLC, 9.32%, (1-Month SOFR + 4.00%), 02/15/29(1)	491,250	492,989
AppLovin Corp., 7.82%, (1-Month SOFR + 2.50%), 08/16/30(1)	1,094,500	1,095,567
Capstone Borrower, Inc., 9.05%, (3-Month SOFR + 3.75%), 06/17/30(1)	597,346	599,213
Cloud Software Group, Inc., 9.93%, (3-Month SOFR + 4.60%), 03/21/31(1)	1,000,000	1,000,125
Conduent Business Services LLC, 9.68%, (1-Month SOFR + 4.36%), 10/16/28(1)	510,045	510,938
Dayforce, Inc., 7.82%, (1-Month SOFR + 2.50%), 02/26/31(1)	880,000	882,750
Dye & Durham Corp., 0.00%, (SOFR + 0.00%), 04/11/31(2)	85,000	84,947
Dye & Durham Corp., 9.66%, (3-Month SOFR + 4.35%), 04/11/31(1)	275,000	274,830
Foundever Worldwide Corp., 0.00%, (SOFR + 0.00%), 08/28/28(2)	500,000	375,000
MKS Instruments, Inc., 7.82%, (1-Month SOFR + 2.50%), 08/17/29(1)	1,270,658	1,274,635
Modena Buyer LLC, 0.00%, (SOFR + 0.00%), 04/18/31(2)	295,000	289,009
Peraton Corp., 9.17%, (1-Month SOFR + 3.85%), 02/01/28(1)	1,010,104	1,011,725
Peraton Corp., 13.18%, (3-Month SOFR + 7.85%), 02/01/29(1)	197,674	199,177
Perforce Software, Inc., 10.07%, (1-Month SOFR + 4.75%), 03/21/31(1)	500,000	499,165
Quartz Acquireco LLC, 8.81%, (3-Month SOFR + 3.50%), 06/28/30(1)	846,311	851,338
Red Planet Borrower LLC, 9.17%, (1-Month SOFR + 3.85%), 10/02/28(1)	750,000	736,736
Skopima Consilio Parent LLC, 0.00%, (SOFR + 0.00%), 05/12/28(2)	360,000	358,457
Ultra Clean Holdings, Inc., 8.82%, (1-Month SOFR + 3.50%), 02/27/28(1)	991,814	995,325
UST Global, Inc., 8.94%, (1-Month SOFR + 3.61%), 11/20/28(1)	980,867	981,686
Weld North Education LLC, 8.82%, (1-Month SOFR + 3.50%), 12/21/29(1)	205,000	204,744
Total Technology		14,534,049

Schedule of Investments - Virtus Seix Senior Loan ETF (continued)

April 30, 2024 (unaudited)

Security Description	Principal	Value

TERM LOANS (continued)

Utilities – 2.8%
Helix Gen Funding LLC, 10.06%, (3-Month SOFR + 4.75%), 12/31/27(1)	$224,793	$226,921
Invenergy Thermal Operating I LLC, 9.66%, (1-Month SOFR + 4.36%), 08/14/29(1)	669,312	672,658
Lackawanna Energy Center LLC, 10.32%, (1-Month SOFR + 5.00%), 08/06/29(1)	1,007,692	1,008,478
NGL Energy Operating LLC, 9.82%, (1-Month SOFR + 4.50%), 02/03/31(1)	435,000	437,338
NRG Energy, Inc., 7.33%, (3-Month SOFR + 2.00%), 03/27/31(1)	600,000	603,096
Talen Energy Supply LLC, 9.83%, (3-Month SOFR + 4.50%), 05/17/30(1)	497,929	500,247
Total Utilities		3,448,738
Total Term Loans
(Cost $121,334,839)		120,577,737

CORPORATE BONDS – 2.5%

Communications – 0.4%
Cable One, Inc., 7.73%, 03/15/26(3)	400,000	347,000
Gray Television, Inc., 4.75%, 10/15/30(4)	300,000	181,387
Total Communications		528,387

Consumer, Cyclical – 0.7%
Foot Locker, Inc., 4.00%, 10/01/29(4)	1,000,000	801,186

Financials – 0.5%
SBA Communications Corp., 3.13%, 02/01/29	750,000	653,882

Industrials – 0.4%
Graham Packaging Co., Inc., 7.13%, 08/15/28(4)	600,000	542,603

Technology – 0.5%
Crowdstrike Holdings, Inc., 3.00%, 02/15/29	750,000	659,638

Total Corporate Bonds
(Cost $3,549,337)		3,185,696

MORTGAGE BACKED SECURITY - 0.8%

Asset Backed Security - 0.8%
Mountain View CLO XVI Ltd., Class ER, Series 2024-1A (Cayman Islands), 12.66%, (3-Month SOFR + 7.33%), 04/15/34(4)
(Cost $987,500)	1,000,000	1,004,863

WARRANT - 0.0%(5)

Financials - 0.0%(5)
Altisource Sarl, expiring 02/14/28
(Cost $–)	3,266	6,467

TOTAL INVESTMENTS - 99.7%
(Cost $125,871,676)		124,774,763
Other Assets in Excess of Liabilities - 0.3%		328,644
Net Assets - 100.0%		$125,103,407

(1)	Variable rate instrument. The interest rate shown reflects the rate in effect at April 30, 2024.
(2)	The loan will settle after April 30, 2024. The interest rate, based on the SOFR and the agreed upon spread on trade date, will be determined at the time of settlement.
(3)	Represents a zero coupon bond. Rate shown reflects the effective yield.
(4)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid. At April 30, 2024, the aggregate value of these securities was $2,530,039, or 2.0% of net assets.
(5)	Amount rounds to less than 0.05%.

Abbreviations:
SOFR — Secured Overnight Financing Rate

Schedule of Investments - Virtus Seix Senior Loan ETF (continued)

April 30, 2024 (unaudited)

Fair Value Measurements

The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access. Level 2 includes observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data. Level 3 includes unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes valuation of the Fund’s investments under the fair value hierarchy levels as of April 30, 2024.

	Level 1	Level 2	Level 3	Total
Asset Valuation Inputs
Term Loans	$—	$119,902,762	$674,975	$120,577,737
Corporate Bonds	—	3,185,696	—	3,185,696
Mortgage Backed Security	—	1,004,863	—	1,004,863
Warrant	—	6,467	—	6,467
Total	$—	$124,099,788	$674,975	$124,774,763

Balance as of July 31, 2023	$—
Realized gain (loss)	45
Change in unrealized appreciation (depreciation)	1,764
Purchases	76,916
Sales	(4,500)
Transfers into Level 3	600,750
Balance as of April 30, 2024	674,975
Net change in unrealized appreciation (depreciation) from investments still held as of April 30, 2024:	$8,514